Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-36829
Entity Registrant Name	Rocket Pharmaceuticals, Inc.
Entity Central Index Key	0001281895
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3475813
Entity Address, Address Line One	9 Cedarbrook Drive
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	646
Local Phone Number	440-9100
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	RCKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false